Changes in accounting policies (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2020	Jul. 01, 2019	Jun. 30, 2019
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Right-of-use assets	¥ 517,609	¥ 411,115	¥ 0
Lease liabilities	20,502	411,090
current	1,753		0
non-current	¥ 18,749		¥ 0
IFRS 16
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Right-of-use assets		411,115
Lease liabilities		411,090
current		16,754
non-current		¥ 394,336
Incremental borrowing rate		4.90%